LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
LOANS RECEIVABLE, NET
Schedule of loans receivable

	December 31,	December 31,
	2023	2024
	RMB	RMB
Loans receivable	29,373,923	31,946,604
Less allowance for loan losses	(1,871,431)	(2,694,427)
Loans receivable, net	27,502,492	29,252,177

Schedule of aging of loans

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2023 (RMB)	271,957	221,148	—	493,105	28,880,818	29,373,923
December 31, 2024 (RMB)	258,759	197,490	—	456,249	31,490,355	31,946,604

Schedule of movement of allowance for loan losses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	948,893	1,457,419	1,871,431
Provision for loan losses	1,580,306	2,151,046	2,773,323
Gross write-off	(1,102,422)	(1,844,349)	(2,419,180)
Recoveries	30,642	107,315	468,853
Balance at end of year	1,457,419	1,871,431	2,694,427

Schedule of principal of loans receivable by year of origination

The principal of loans receivable as of December 31, 2023 by year of origination is as follows:

	2023	2022	2021	Total loans
Loans receivable	28,701,071	672,425	427	29,373,923

The principal of loans receivable as of December 31, 2024 by year of origination is as follows:

	2024	2023	2022	Total loans
Loans receivable	31,214,931	701,484	30,189	31,946,604